Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension Benefits [Abstract]
Changes in the benefit obligation and the fair value of the Benefit Plans assets

	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
	$	$
Change in benefit obligation:
Beginning balance	120,723	114,256
Service cost	8,829	8,345
Interest cost	5,167	5,148
Contributions by plan participants	739	579
Actuarial loss	9,408	730
Benefits paid	(4,395)	(7,333)
Settlements and curtailments	—	(4,937)
Foreign currency exchange rate changes	(3,299)	3,635
Other	—	300

Ending balance	137,172	120,723

Change in fair value of plan assets:
Beginning balance	102,085	95,495
Actual return on plan assets	2,931	125
Contributions by the employer	12,061	11,649
Contributions by plan participants	739	579
Benefits paid	(4,339)	(7,259)
Settlements and curtailments	—	(1,314)
Foreign currency exchange rate changes	(2,357)	3,110
Other	(422)	(300)

Ending balance	110,698	102,085

Funded status deficiency	(26,474)	(18,638)

Amounts recognized in the balance sheets:
Other long-term liabilities	26,474	18,638
Accumulated other comprehensive (loss) income:
Net actuarial losses (1)	(19,929)	(18,279)

(1)	As at December 31, 2011, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2012 is $(0.2) million.

Pension plans with benefit obligations and accumulated benefit obligations in excess of plan assets

	December 31, 2011	December 31, 2010
	$	$
Benefit obligation	113,460	72,180
Fair value of plan assets	85,432	53,421

Accumulated benefit obligation	35,358	62,405
Fair value of plan assets	31,815	39,134

Components of net periodic pension cost relating to the Benefit Plans

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	$	$	$
Net periodic pension cost:
Service cost	8,978	8,616	9,753
Interest cost	5,250	5,091	4,548
Expected return on plan assets	(5,805)	(5,431)	(4,624)
Amortization of net actuarial loss	371	281	1,394
Other	421	(3,390)	184

Net cost	9,215	5,167	11,255

Components of other comprehensive (income) loss relating to the Plans

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
	$	$	$
Other comprehensive (income) loss:
Net loss (gain) arising during the period	12,052	5,711	(13,524)
Amortization of net actuarial (gain) loss	(319)	1,026	(1,394)
Other loss (gain)	—	390	(785)

Total loss (income)	11,733	7,127	(15,703)

Estimated future benefit payments which reflect expected future service to be paid by the Benefit Plans

Pension Benefit
Payments
Year	$
2012	8,000
2013	4,969
2014	6,361
2015	6,251
2016	5,704
2017—2021	29,263

Total	60,548

Fair value of the plan assets

	December 31, 2011	December 31, 2010
	$	$
Pooled Funds (1)	82,501	74,826
Mutual Funds (2)
Equity investments	13,852	13,073
Debt securities	3,445	3,197
Real estate	2,092	2,327
Cash and money market	291	1,034
Other	8,517	7,628

Total	110,698	102,085

(1)	The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.
(2)	The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

Schedule of assumptions used

	December 31, 2011	December 31, 2010
Discount rates	3.2%	4.4%
Rate of compensation increase	4.4%	4.6%

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Discount rates	3.2%	4.4%	5.0%
Rate of compensation increase	4.4%	4.6%	4.7%
Expected long-term rates of return (1)	5.0%	5.7%	6.0%

(1)	To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.